STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
TOTAL INVESTMENTS	$ 231,205,141	$ 214,021,631
Receivables:
Notes receivable from participants	2,364,044	2,740,751
Participant contributions	34	0
Employer contributions	3,934,734	3,945,459
TOTAL RECEIVABLES	6,298,812	6,686,210
NET ASSETS AVAILABLE FOR BENEFITS	237,503,953	220,707,841
Tompkins Financial Corporation common stock
Investments, at fair value:
TOTAL INVESTMENTS	8,256,435	9,202,840
Collective investment trusts
Investments, at fair value:
TOTAL INVESTMENTS	4,868,421	5,649,325
Mutual funds
Investments, at fair value:
TOTAL INVESTMENTS	$ 218,080,285	$ 199,169,466